Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Plus: Unamortized premium	$ 103.9
Less: Unamortized discount	(31.9)	(35.1)
Senior Notes, net	5,622.0	4,714.9
Total debt	9,052.0	6,433.3
Less: Current portion	534.6	176.2
Total long-term debt and capital leases	8,517.4	6,257.1
WC Term Loan Agreement [Member]
Debt Instrument [Line Items]
Total debt	1,832.8
Amended and Restated ACT Term Loan [Member]
Debt Instrument [Line Items]
Total debt	1,310.0	1,700.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total debt	265.0
5.00% Notes Due August 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes, gross		450.0
1.875% Notes Due October 1, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes, gross	1,200.0	1,200.0
7.75% Notes Due September 15, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes, gross	1,250.0
6.125% Notes Due August 14, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes, gross	400.0	400.0
3.250% Notes Due October 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes, gross	1,700.0	1,700.0
4.625% Notes Due October 1, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes, gross	1,000.0	1,000.0
Capital Leases [Member]
Debt Instrument [Line Items]
Total debt	$ 22.2	$ 18.4